Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity

NOTE 10. STOCKHOLDERS’ EQUITY

On March 14, 2012, in settlement of director fees of $875,000 for the year ended December 31, 2012, the board of directors issued to each of its non-employee directors an option to receive $100,000 payable in either: (i) stock options to purchase 100,000 shares of the Company’s common stock at an exercise price of $1.19 per share, the closing price of the Company’s common stock on March 13, 2012, or (ii) an amount of restricted shares of the Company’s common stock equal to $100,000 as of March 13, 2012. Additionally, each member of the Company’s Audit Committee and Committee of Independent Directors were issued an option to receive either: (i) stock options to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.19 per share, or (ii) an amount of restricted shares of the Company’s common stock having a value equal to $25,000 as of March 13, 2012. The stock options and restricted shares of common stock vest, for directors in office at such time, on the first day of each calendar quarter, commencing January 1, 2012, at the rate of 25% for each quarter. Any stock options elected to be received under the options would expire, if unexercised, on March 13, 2022. Pursuant to the respective elections made by each director, on March 28, 2012, the Company issued a total of 630,254 shares of restricted common stock and stock options to purchase 125,000 shares of the Company’s common stock to its non-employee directors.

On May 25, 2012, in connection with the Series H and I Preferred Offering, six members of the board of directors resigned and five new directors were appointed. Upon the resignation of the board members, 220,594 unvested restricted shares were cancelled and returned to the Company. In settlement of the director fees for newly appointed directors, which totaled $347,000 for the period from May 25, 2012 through December 31, 2012 and pursuant to the respective elections made by each new director, the Company issued a total of 218,096 shares of restricted common stock and stock options to purchase 15,068 shares of common stock to these non-employee directors. For the three and six months ended June 30, 2012, the Company recorded expense of $257,000 and $504,000, respectively, related to the restricted stock awards and $102,000 and $117,000, respectively, related to the stock options issued to the directors.

On April 28, 2011, James Haworth was appointed Chief Executive Officer and the Company issued 1,000,000 shares of restricted stock to Mr. Haworth as part of his compensation package. On May 18, 2012, upon the termination of Mr. Haworth, 736,111 unvested shares of restricted stock were cancelled and returned to the Company.

On January 13, 2011, the Company issued a warrant (the “THD Warrant”) to The Home Depot Inc. (“The Home Depot”) pursuant to which The Home Depot may purchase up to 5,000,000 million shares of the Company’s common stock at an exercise price of $2.00 per share, subject to certain vesting conditions. The THD Warrant was issued in connection with the Company’s Strategic Purchasing Agreement with The Home Depot, which it entered into on July 23, 2010 and pursuant to which it supplies The Home Depot with LED retrofit lamps and fixtures. The THD Warrant provides that 1.0 million shares of common stock will be eligible for vesting following each year ending December 31, 2011 through December 31, 2015, subject to The Home Depot having gross product orders from the Company, in dollar terms, that are at least 20% more than the gross product orders in the immediately preceding year. For the shares underlying the THD Warrant to be eligible for vesting following the years ending December 31, 2014 and 2015, The Home Depot would be required to extend the Strategic Purchasing Agreement for additional one-year periods beyond its initial term of three years. Each vested portion of the THD Warrant will expire on the third anniversary following the vesting of such portion. The $2.00 exercise price was established based upon the market price of the Company’s common stock during negotiations with The Home Depot in July 2010 when the Company entered into the Strategic Purchasing Agreement.

Warrants for the Purchase of Common Stock

As of June 30, 2012, the following warrants for the purchase of common stock were outstanding:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date
Investors in March 2007 private placement	Private Placement A Warrants	1,726,249	$1.18	July 5, 2012 through November 5, 2012
Investors in rights offering	Series D Warrants	1,240,798	$5.57 to $5.59	March 3, 2022 through April 19, 2022
The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018
RW LSG Management Holdings LLC	Riverwood Warrant	18,092,511	Variable	May 25, 2022

		26,183,273

As of June 30, 2012, all warrants shown in the table above were fully vested and exercisable, except those issued to The Home Depot. As discussed above, 1,024,713 shares issuable pursuant to the THD Warrant vested during the year ended December 31, 2011 when the product purchases for the period satisfied the prescribed vesting conditions and 1,024,743 shares issuable pursuant to the THD Warrant may vest in 2012 if the product purchases for the year reach the required levels.

As of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the THD Warrants adjusted, pursuant to the terms of such warrants, from $2.00 to $1.95 per share of common stock. The number of shares of common stock into which the THD Warrants were exercisable also adjusted, pursuant to the terms of the warrant, from 5,000,000 to 5,123,715 shares.

The fair value of the THD Warrant is determined using the Monte Carlo valuation method and will be adjusted at each reporting date until they have been earned for each year and these adjustments will be recorded as a reduction in the related revenue (sales incentive) from The Home Depot. As of June 30, 2012 and 2011, the Company determined that a portion of the THD Warrant was expected to vest during the period based on purchases made by The Home Depot during the six months ended June 30, 2012 and, accordingly, recorded a $341,000 and $716,000 reduction in revenue for the three and six months ended June 30, 2012. As of June 30, 2011, the Company determined that 1,024,713 shares issuable pursuant to the THD Warrant vested during the six months ended June 30, 2011 based on purchases made and, accordingly, recorded a $535,000 and $2.5 million reduction in revenue for the three and six months ended June 30, 2011.

As of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the warrants to purchase shares of common stock pursuant to that certain Securities Purchase Agreement, dated March 9, 2007 (the “2007 Private Placement Warrants”) adjusted, pursuant to the terms of such warrants, from $1.60 to $1.18 per share of common stock. The number of shares of common stock into which the 2007 Private Placement Warrants were exercisable also adjusted, pursuant to the terms of such warrants, from 1,273,112 to 1,726,249 shares. In addition, as of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the warrants issued in conjunction with the Company’s Series D Non-Covertible Preferred Stock (the “Series D Warrants”) adjusted, pursuant to the terms of such warrants, from a range of $5.90 to $5.92 per share of common stock to a range of $5.57 to $5.59 per share of common stock. The number of shares of common stock into which the Series D Warrants were exercisable also adjusted, pursuant to the terms of such warrants, from 1,171,044 to 1,240,798 shares.

Note 10: Stockholders’ Equity and Recapitalization Agreement

Common Stock Issuances

On January 3, 2011, the Company issued 286,365 shares of common stock to its non-employee directors in settlement of directors’ fees of $945,000 for 2011.

On January 13, 2011, the Company issued a warrant to The Home Depot (the “THD Warrant”) pursuant to which The Home Depot may purchase up to 5,000,000 million shares of the Company’s common stock at an exercise price of $2.00 per share, subject to certain vesting conditions. The THD Warrant was issued in connection with the Company’s Strategic Purchasing Agreement with The Home Depot, which it entered into on July 23, 2010 and pursuant to which it supplies The Home Depot with LED retrofit lamps and fixtures. The THD Warrant provides that 1.0 million shares of common stock will be eligible for vesting following each fiscal year ending December 31, 2011 through December 31, 2015, subject to The Home Depot having gross product orders from the Company, in dollar terms, that are at least 20% more than the gross product orders in the immediately preceding year. For the shares underlying the THD Warrant to be eligible for vesting following the years ending December 31, 2014 and 2015, The Home Depot would be required to extend the Strategic Purchasing Agreement for additional one-year periods beyond its initial term of three years. Each vested portion of the THD Warrant will expire on the third anniversary following the vesting of such portion. The $2.00 exercise price was established based upon the market price of the Company’s common stock during negotiations with The Home Depot in July 2010 when the Company entered into the Strategic Purchasing Agreement. The fair value of the THD Warrant is determined using the Monte Carlo valuation method and will be adjusted at each reporting date until they have been earned for each year and these adjustments will be recorded as a reduction in the related revenue (sales incentive) from The Home Depot. In June 2011, the Company determined that 1,000,000 shares issuable pursuant to the THD Warrant had vested based on purchases made in the first half of 2011 and recorded a $2.5 million reduction in revenue for the year ended December 31, 2011.

On January 26, 2011, the Company received $18.0 million from a private placement of 5,454,545 shares of its common stock to certain accredited investors, including affiliates of Pegasus Capital and two of the Company’s directors.

On February 9, 2011, the Company entered into the Exchange Agreement, effective as of February 4, 2011, with LSGC Holdings pursuant to which, the Company agreed to issue 54,500,000 shares of common stock in exchange for its Series D Warrant to purchase 60,758,777 shares of common stock and its warrant to purchase 942,857 shares of common stock, which was previously issued in connection with the original guaranty of the Company’s line of credit with BMO.

On April 22, 2011, the Company entered into an Assignment Agreement (the “Assignment Agreement”) with Holdings II, pursuant to which it sold all of its rights, title and interests in the expected proceeds from a key-man life insurance policy on Zachary Gibler, the Company’s former Chairman and Chief Executive Officer. The Company received $6.5 million from Holdings II in conjunction with the sale of these expected proceeds.

On April 27, 2011, the Company consummated the Philips Exchange with Philips and issued 1,359,273 shares of its common stock in exchange for the Series D Warrant to purchase 5,330,482 shares of its common stock held by Philips.

In May 2011, the Company received $7.0 million in proceeds from Mr. Gibler’s key man life insurance policy, which is included in other income, net, on the condensed consolidated statement of operations and comprehensive loss, and Holdings II surrendered its rights thereto pursuant to the Assignment Agreement. In exchange for surrendering its rights to these proceeds, the Company issued Holdings II a demand note on May 6, 2011 pursuant to which it promised to pay $6.5 million to Holdings II plus $1,800 per day in interest from April 22, 2011 until the balance on the demand note (including accrued interest) was paid in full. Holdings II subsequently elected to convert the outstanding principal and accrued interest on this demand note in accordance with its terms into shares of the Company’s common stock on May 16, 2011. As a result of this conversion, the $6.5 million demand note and accrued interest thereon was converted into 1,635,800 shares of the Company’s common stock at a conversion price of $4.00 per share. The conversion provisions of the demand note contained a price protective anti-dilution provision that would require the Company to issue additional shares of common stock in the event the Company sells shares of its common stock for less than $4.00 per share pursuant to its proposed underwritten public offering. The Company evaluated this feature in accordance with ASC 815-10-15, “Derivatives and Hedging” and concluded the feature was not required to be separated from the equity transaction and has been accounted for in equity.

The Company also sold shares of its common stock for $4.00 per share in conjunction with several common stock offerings in May 2011. The table below sets forth the details of each of these offerings:

Investor	Effective Date of Purchase	Shares Purchased	Net Proceeds to the Company

Geveran Investments Ltd.	May 11, 2011	6,250,000	$23.8 million

Al Bawardi Enterprises	May 16, 2011	324,982	$1.2 million

LSGC Holdings	May 26, 2011	3,750,000	$14.4 million

Each of the agreements governing the above common stock offerings contained a price protective anti-dilution provision that would require the Company to issue additional shares of common stock in the event the Company sells shares of its common stock for less than $4.00 per share pursuant to its proposed underwritten public offering. The Company evaluated this feature in accordance with ASC 815-10-15, “Derivatives and Hedging” and concluded the feature was not required to be separated from the equity transaction and has been accounted for in equity.

Recapitalization Agreement

On September 30, 2010, the Company entered into the Recapitalization Agreement with Pegasus IV, LSGC Holdings and LED Holdings. Pursuant to the Recapitalization Agreement on September 30, 2010, LSGC Holdings purchased 12,500,000 shares of common stock at a price per share of $1.60, for an aggregate purchase price of $20.0 million. On October 5, 2010, LSGC Holdings exercised its option to purchase an additional 3,125,000 shares of common stock at a price per share of $1.60, for an aggregate purchase price of $5.0 million. In total, the Company issued 15,625,000 shares of common stock to LSGC Holdings for an aggregate purchase price of $25.0 million.

In conjunction with the Recapitalization, Pegasus IV, LED Holdings and an unrelated holder exchanged all of their respective shares of Series B Preferred Stock (the “Series B Preferred Stock”), Series C Preferred Stock (the “Series C Preferred Stock”), Series E Preferred Stock, and the Series E Warrant for 32,612,249 shares of common stock. The holders of the Series C Preferred Stock held warrants (“Series C Warrants”) to purchase a total of 3,776,078 shares of common stock. These warrants were exercisable only following the dissolution, winding-up or change of control of the Company or the repurchase or other acquisition by the Company of all of the Series C Preferred Stock. These warrants had an exercise price of $0.85 per share and a term of five years. On September 30, 2010 and in conjunction with the Recapitalization Agreement, the holders of all of the Series C Warrants exercised such warrants, in accordance with their terms, on a cashless basis for 1,937,420 shares of common stock.

On September 30, 2010 and in conjunction with the Recapitalization Agreement, the Board of Directors of the Company approved, and recommended to the stockholders for approval, a Certificate of Amendment to the Certificate of Incorporation of the Company (the “Certificate of Amendment”) that amended the Certificate of Designation (the “Series D Certificate”) concerning the Company’s Series D Preferred Stock to provide for the automatic conversion of all shares of Series D Preferred Stock into common stock upon the filing of the Certificate of Amendment with the Secretary of State of the State of Delaware. Pegasus IV, as holder of the majority of the Series D Preferred Stock, and, together with LSGC Holdings, the majority holders of the voting power of the Company, approved the Certificate of Amendment. The Company filed the Certificate of Amendment on December 22, 2010. After the Certificate of Amendment was effective, holders of Series D Preferred Stock received between 0.64 to 0.66 shares of common stock for each share of Series D Preferred Stock they held (dependent upon the date of issuance of their Series D Preferred Stock) for a total of 44,072,123 shares of common stock.

As of September 30, 2010, pursuant to the terms of the Recapitalization Agreement, the exercise price of certain outstanding warrants adjusted, pursuant to the terms of such warrants, from $6.00 to $1.60 per share of common stock. The number of shares of common stock into which such warrants were exercisable also adjusted, pursuant to the terms of such warrants, from 842,742 to 3,160,281 shares.

6% Convertible Preferred Stock

As of December 31, 2010, 186,528 shares of the 6% Convertible Preferred Stock were redeemed for $597,000. As of December 31, 2010, 10,374 shares of 6% Convertible Preferred Stock were effectively redeemed, but had not been presented for redemption. Upon presentment, the Company will pay $33,000 to redeem these shares and this amount is included in accrued expenses as of December 31, 2010.

Warrants for the Purchase of Common Stock

As of December 31, 2011, the Company had the following warrants outstanding for the purchase of common stock:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date

Investors in March 2007 private placement	Private Placement A Warrants	2,966,157	$1.60	March 9, 2012 through November 5, 2012

Line of credit guarantors	Financing guarantees	27,625	$6.00	January 22, 2012 through March 5, 2012

Investors in rights offering	Series D Warrants	1,171,044	$5.90 to $5.92	March 3, 2022 through April 19, 2022

The Home Depot	Purchasing agreement	5,000,000	$2.00	December 31, 2014 through December 31, 2018

		9,164,826

As of December 31, 2011, all warrants shown in the table above are fully vested, except those issued to The Home Depot. As discussed above, 1,000,000 shares issuable pursuant to the THD Warrant vested during the year ended December 31, 2011 when the product purchases for the period satisfied the prescribed vesting conditions.